One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments


                                             1933 Act Rule 497(j)
                                                File No. 2-95928
                                       1940 Act File No. 811-4547


June 29, 2000


Filed via EDGAR (CIK #0000769749)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-95928
     VOYAGEUR MUTUAL FUNDS III
     DELAWARE SELECT GORWTH FUND
     DELAWARE GROWTH STOCK FUND
     DELAWARE TAX EFFICIENT EQUITY FUND

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 38, the most recent post-effective amendment of Voyageur Mutual Funds III. Post-Effective Amendment No. 38 was filed electronically with the Commission on June 29, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/David P. O'Connor
____________________
David P. O'Connor
Vice President/
Assistant Secretary/
Associate General Counsel